CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Property, plant, and equipment, accumulated depreciation	$ 126,506	$ 84,464	$ 48,056
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	44,173,972	43,891,846	19,176,910
Common Stock, Shares, Outstanding	44,173,972	43,891,846	19,176,910